                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-2687

  NAME OF REGISTRANT:                                                    VANGUARD MUNICIPAL BOND FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2015 - JUNE 30, 2016

  FUND:   VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Puerto Rico Electric Power Authority

  TICKER:               N/A                                  CUSIP:   74526QAK8

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Puerto Rico Electric Power Authority

  TICKER:               N/A                                  CUSIP:   74526QAL6

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Puerto Rico Electric Power Authority

  TICKER:               N/A                                  CUSIP:   74526QEH1

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Puerto Rico Electric Power Authority

  TICKER:               N/A                                  CUSIP:   74526QEL2

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Puerto Rico Electric Power Authority

  TICKER:               N/A                                  CUSIP:   74526QEN8

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY

  TICKER:               N/A                                  CUSIP:   745190W61

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PUERTO RICO SALES TAX FING CORP SALES TAX REV

  TICKER:               N/A                                  CUSIP:   74529JNA9

  MEETING DATE:   7/15/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BY MARKING FOR I DIRECT THE INSTITUTION         ISSUER            YES             FOR                  N/A

HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY BOND

HOLDING INFORMATION FOR RECORDING IN THE REGISTRY. BY

 MARKING AGAINST MY BONDS SHALL BE MISSING FROM THE

REGISTRY.

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD MUNICIPAL BOND FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2016

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.